Retirement Benefits (Components of the Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Service cost	$ 240	$ 226	$ 197
Interest cost	596	609	578
Expected return on plan assets	(905)	(887)	(815)
Amortization of prior service credit	(19)	(19)	(21)
Recognized actuarial loss (credit)	270	215	144
Net periodic benefit cost (credit)	182	144	83
U.S. Pension Benefits [Member]
Service cost	93	83	76
Interest cost	230	231	227
Expected return on plan assets	(322)	(315)	(295)
Amortization of prior service credit	(16)	(16)	(18)
Recognized actuarial loss (credit)	152	100	71
Net periodic benefit cost (credit)	137	83	61
Non- U.S Pension Benefits [Member]
Service cost	147	143	121
Interest cost	366	378	351
Expected return on plan assets	(583)	(572)	(520)
Amortization of prior service credit	(3)	(3)	(3)
Recognized actuarial loss (credit)	118	115	73
Net periodic benefit cost (credit)	45	61	22
Settlement (credit)/loss	1	0	5
Curtailment (credit)/loss	(1)	0	0
Special termination benefits	0	0	1
Total cost (credit)	45	61	28
Postretirement Benefits [Member]
Service cost	5	5	4
Interest cost	13	13	14
Expected return on plan assets	0	0	0
Amortization of prior service credit	(14)	(13)	(13)
Recognized actuarial loss (credit)	0	(4)	0
Net periodic benefit cost (credit)	4	1	5
U.S. Postretirement Benefits [Member]
Service cost	3	3	3
Interest cost	8	8	10
Expected return on plan assets	0	0	0
Amortization of prior service credit	(13)	(13)	(13)
Recognized actuarial loss (credit)	(1)	(4)	0
Net periodic benefit cost (credit)	(3)	(6)	0
Non- U.S Postretirement Benefits [Member]
Service cost	2	2	1
Interest cost	5	5	4
Expected return on plan assets	0	0	0
Amortization of prior service credit	(1)	0	0
Recognized actuarial loss (credit)	1	0	0
Net periodic benefit cost (credit)	7	7	5
Settlement (credit)/loss	0	0	0
Curtailment (credit)/loss	0	0	0
Special termination benefits	0	0	0
Total cost (credit)	$ 7	$ 7	$ 5